INCOME TAXES (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2021
INCOME TAXES
Effective tax rate	(7.70%)	(341.00%)	0.00%	(8.00%)	(34.10%)	6.80%
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits			$ 0			$ 0	$ 0
U.S. federal
INCOME TAXES
Net operating loss carryovers that do not expire			$ 659			$ 0